Basis of Presentation - Additional Information (Detail) R$ / shares in Units, $ / shares in Units, € in Millions											1 Months Ended			9 Months Ended	12 Months Ended
	Jan. 25, 2019 USD ($) shares	Oct. 03, 2018 BRL (R$) shares	Sep. 17, 2018 BRL (R$) shares	Jul. 27, 2018 BRL (R$)	Jul. 20, 2018 BRL (R$) R$ / shares shares	Aug. 29, 2017 BRL (R$) CreditFacility	Sep. 20, 2016 BRL (R$)	Sep. 01, 2015 BRL (R$) shares	May 05, 2014 BRL (R$) R$ / shares shares	Mar. 27, 2014 BRL (R$)	Jul. 31, 2018 BRL (R$)	Jun. 30, 2016 BRL (R$)	Apr. 30, 2014 BRL (R$) shares	Sep. 30, 2018 BRL (R$) shares	Dec. 31, 2017 BRL (R$) shares Installment R$ / shares	Dec. 31, 2017 USD ($) shares Installment	Oct. 26, 2018 BRL (R$) R$ / shares shares	Oct. 24, 2018 shares	Dec. 31, 2017 USD ($) Installment shares	Dec. 20, 2017 BRL (R$)	Jun. 23, 2017 BRL (R$)	Mar. 31, 2017 shares	Dec. 31, 2016 BRL (R$) shares	Dec. 31, 2015 BRL (R$)	Mar. 30, 2015 BRL (R$)	Mar. 30, 2015 EUR (€)	May 05, 2014 $ / shares
General Information Disclosures [Line Items]
Capitalization Of claims			R$ 10,600,097,000		R$ 10,600,097,221.00
Common stock issued | shares			1,514,299,000		1,514,299,603
Common stock issued per share | R$ / shares					R$ 7.00
Common stock subscription, share | shares					68,263
Common stock subscription, value					R$ 477,841.00
Subscription warrants issued | shares					116,480,467
Warrant rights exercised by shareholders | shares					5,197
Reduction in profit				R$ 31,000,000
Decrease in financial liabilities				(21,000,000)
Decrease in capital reserve				R$ 10,000,000							R$ 1,954,770
Capital Increase-New Funds															R$ 34,038,701,741.49
Capital authorized | shares														2,182,333,000	668,034,000				668,034,000				668,034,000
Labor claims, description															Labor claims shall be paid in five (5) equal monthly installments, with a 180-day grace period after the Court Ratification of the Plan. Labor claims not yet acknowledged shall be paid in five (5) equal monthly installments, with a six-month grace period after a final, unappealable court on the amount due decision is issued.	Labor claims shall be paid in five (5) equal monthly installments, with a 180-day grace period after the Court Ratification of the Plan. Labor claims not yet acknowledged shall be paid in five (5) equal monthly installments, with a six-month grace period after a final, unappealable court on the amount due decision is issued.
Pension fund claims, description															Payable in six (6) annual, equal installments, with a five-year grace period as from the Court Ratification of the Plan.	Payable in six (6) annual, equal installments, with a five-year grace period as from the Court Ratification of the Plan.
Interest/inflation adjustment, description															Interest/inflation adjustment: five-year grace period for interest. National Consumer Price Index (INPC) + 5.5% per year, levied as from the Court Ratification of the Plan, annually accrued during the grace period and payable annually, as from the sixth year, together with the principal installments.	Interest/inflation adjustment: five-year grace period for interest. National Consumer Price Index (INPC) + 5.5% per year, levied as from the Court Ratification of the Plan, annually accrued during the grace period and payable annually, as from the sixth year, together with the principal installments.
Grace period for principal															72 months	72 months
Grace period on interest															4 years	4 years
Interest rate spread															2.94637%	2.94637%
Linear payment to Unsecured Creditors															R$ 1,000,000
Period which linear payment should made															20 days	20 days
Description of linear payment to unsecured creditors															Unsecured Creditors and MEs/EPPs with claims above R$1,000 can elect to receive their claims in a single installment, providing that they agree to receive only R$1,000 as the full payment of their claims an related costs, payable within 20 business days after the end of the period to elect the payment option.	Unsecured Creditors and MEs/EPPs with claims above R$1,000 can elect to receive their claims in a single installment, providing that they agree to receive only R$1,000 as the full payment of their claims an related costs, payable within 20 business days after the end of the period to elect the payment option.
Grace period for the principal debt															6 years	6 years
Debt instrument interest rate															6.00%				6.00%
Period of commencement of interest accrual															78 months	78 months
Exchange ratios threshold | $																$ 664,573.98
Number of shares issued | shares														2,150,302,000	519,752,000				519,752,000			8,538,277	519,752,000
Notes face value																									R$ 3,163,000,000	€ 897
Related party claims principal repayment period starts															20 years	20 years
Number of installments for claims principal repayment | Installment															5	5
TR for real-denominated intragroup claims															0.50%	0.50%
Percentage of net revenue from sale of assets transferred to cash sweep															100.00%	100.00%
Threshold amount of net revenue from sale of assets transferred to cash sweep | $																$ 200,000,000
Percentage of cash balance that exceeds the minimum cash balance															70.00%	70.00%
Threshold percentage of minimum cash balance															25.00%	25.00%
Threshold minimum cash balance															R$ 5,000,000,000
Capital increases new issues														R$ 10,600,097,000	4,000,000,000
Increase in capital										R$ 13,960,000,000			R$ 13,217,865,000	1,013,883,000
Capital									R$ 21,431,109,000					32,038,471,000	21,438,374,000								R$ 21,438,374,000
Assets														69,821,199,000	70,986,768,000								74,046,854,000	R$ 94,545,227,000
Total non-current liabilities														28,585,591,000	5,701,097,000								6,205,991,000	R$ 57,386,373,000
Cash														R$ 352,607,000	R$ 277,500,000								270,310,000
Shares offered for conversion | shares								314,250,655
Percentage of shares offered for conversion								66.84%
Subsequent Event
General Information Disclosures [Line Items]
Common stock issued | shares	3,225,806,451	112,598,610
Common stock issued per share | R$ / shares																	R$ 1.24
Capital Increase-New Funds		R$ 4,000,000,000.00															R$ 4,000,000,000
Capital authorized | shares																	3,225,806,451
Value of common share to calculate price per share		R$ 3,000,000,000
Proceeds from issuance of shares | $	$ 4,000,000,000
Pt Participacoes Sgps SA [Member]
General Information Disclosures [Line Items]
Stakes in former subsidiaries of PT group after sale of shares of PT Portugal															100.00%	100.00%
Timor Telecom Sa[Member]
General Information Disclosures [Line Items]
Stakes in former subsidiaries of PT group after sale of shares of PT Portugal															100.00%	100.00%
Portugal Telecom Internacional Finance Bv [Member]
General Information Disclosures [Line Items]
Stakes in former subsidiaries of PT group after sale of shares of PT Portugal															100.00%	100.00%
Cvtel BV [Member]
General Information Disclosures [Line Items]
Stakes in former subsidiaries of PT group after sale of shares of PT Portugal															100.00%	100.00%
Carrigans Finance Sarl [Member]
General Information Disclosures [Line Items]
Stakes in former subsidiaries of PT group after sale of shares of PT Portugal															100.00%	100.00%
Tmar Part [Member]
General Information Disclosures [Line Items]
Net assets at book value								R$ 122,412,000
Goodwill tax benefits								R$ 982,768,000
PT Portugal SGPS, S.A. ("PT Portugal")
General Information Disclosures [Line Items]
Value of asset received in exchange of shares issued										5,710,000,000
Assets										30,299,000
Total non-current liabilities										33,115,000
Cash										R$ 8,250,000,000
Over-Allotment Option [Member]
General Information Disclosures [Line Items]
Capital increases new issues									R$ 742,035,000
American Depositary Share [Member] | Subsequent Event
General Information Disclosures [Line Items]
Warrant exercised | shares																		22,135,429
Africatel Holdings Bv | Unitel S.A. ("Unitel")]
General Information Disclosures [Line Items]
Percentage of stake held														25.00%	25.00%				25.00%
Africatel Holdings Bv | Cabo Verde Telecom SA
General Information Disclosures [Line Items]
Percentage of stake held														40.00%	40.00%				40.00%
Shares
General Information Disclosures [Line Items]
Commitment fee, percentage															10.00%				10.00%
Common Stock
General Information Disclosures [Line Items]
Common stock issued | shares													2,142,279,524
Sale of stock, price per share | R$ / shares									R$ 2.17
Common Stock | American Depositary Shares
General Information Disclosures [Line Items]
Common stock issued | shares													396,589,982
Sale of stock, price per share | $ / shares																											$ 0.970
Common Stock | Over-Allotment Option [Member]
General Information Disclosures [Line Items]
Common stock issued | shares									120,265,046
Preferred Stock
General Information Disclosures [Line Items]
Common stock issued | shares													4,284,559,049
Sale of stock, price per share | R$ / shares									R$ 2.00
Preferred Stock | American Depositary Shares
General Information Disclosures [Line Items]
Common stock issued | shares													828,881,795
Sale of stock, price per share | $ / shares																											$ 0.894
Preferred Stock | Over-Allotment Option [Member]
General Information Disclosures [Line Items]
Common stock issued | shares									240,530,092
BRAZIL
General Information Disclosures [Line Items]
Assets														R$ 64,461,226,000	R$ 66,311,553,000								R$ 68,642,952,000
Creditors Settlement Program
General Information Disclosures [Line Items]
Prepayment of claim amount																					R$ 50,000,000
Prepayment of claim amount percentage if OI creditors accepts																					90.00%
Prepayment of claim amount remaining percentage																					10.00%
Number of creditors joined | CreditFacility						35,000
Payment for settlement						R$ 360,000,000
Creditors Settlement Program | BRAZIL
General Information Disclosures [Line Items]
Number of creditors joined | CreditFacility						30,000
Creditors Settlement Program | PORTUGAL
General Information Disclosures [Line Items]
Number of creditors joined | CreditFacility						5,000
National Telecommunications Agency
General Information Disclosures [Line Items]
Lawsuits value												R$ 14,500,000,000
First Installment
General Information Disclosures [Line Items]
Payment of nontax pre-petition claims percentage															0.16%	0.16%
Second Installment
General Information Disclosures [Line Items]
Payment of nontax pre-petition claims percentage															0.33%	0.33%
Third Installment
General Information Disclosures [Line Items]
Payment of nontax pre-petition claims percentage															0.50%	0.50%
Fourth Installment
General Information Disclosures [Line Items]
Payment of nontax pre-petition claims percentage															0.66%	0.66%
US dollar
General Information Disclosures [Line Items]
Commitment fee, percentage															8.00%				8.00%
First List of Creditors
General Information Disclosures [Line Items]
Payables to parties							R$ 65,100,000,000
Days which creditors claims file with Judicial Administrator							15 days
Description of deadline for creditors for claims															The publication of the List of Creditors set two deadlines for the creditors: (i) a ten-business day deadline to file with the Judge their challenges to Second List of Creditors (the “Challenge”); and (ii) a thirty-business day deadline to file with the Judge their objections to the Judicial Reorganization Plan (the “Objection”).	The publication of the List of Creditors set two deadlines for the creditors: (i) a ten-business day deadline to file with the Judge their challenges to Second List of Creditors (the “Challenge”); and (ii) a thirty-business day deadline to file with the Judge their objections to the Judicial Reorganization Plan (the “Objection”).
Interest
General Information Disclosures [Line Items]
Discounts applied															50.00%	50.00%
Principal
General Information Disclosures [Line Items]
Discounts applied															50.00%	50.00%
PTIF
General Information Disclosures [Line Items]
Number of shares issued | shares															9,137				9,137
Notes issued | $																$ 145,262
Notes face value | $																			$ 130,000
Notes issued, premium | $																			$ 15,262
Number of shares issued | shares															825,760,902	825,760,902
Insurance Claims | Unqualified Bonds
General Information Disclosures [Line Items]
Principal as percentage of unqualified bondholders' claims															50.00%	50.00%
Number of semiannual successive installments | Installment															12				12
Debt Instrument Frequency Of Periodic Payment															Semiannual	Semiannual
Restructuring Option One
General Information Disclosures [Line Items]
Grace period for principal															60 months	60 months
Repayment to unsecured creditors															R$ 10,000,000,000	$ 1,150,000,000
Number of semiannual installments | Installment															24				24
Restructuring Option One | Brazilian reais
General Information Disclosures [Line Items]
Principal as percentage of unqualified bondholders' claims															80.00%	80.00%
Restructuring Option One | US dollar
General Information Disclosures [Line Items]
Principal as percentage of unqualified bondholders' claims															1.75%	1.75%
Restructuring Option Two
General Information Disclosures [Line Items]
Grace period for principal															60 months	60 months
Repayment to unsecured creditors | $																$ 850,000,000
Number of semiannual installments | Installment															24				24
Principal as percentage of unqualified bondholders' claims															1.25%	1.25%
Restructuring Option Two | Semiannual Payment at Grace Period
General Information Disclosures [Line Items]
Principal as percentage of unqualified bondholders' claims															10.00%	10.00%
Restructuring Option Two | Annual Payment at Grace Period
General Information Disclosures [Line Items]
Principal as percentage of unqualified bondholders' claims															90.00%	90.00%
Restructuring Option Two | Semiannual Payment After Grace Period
General Information Disclosures [Line Items]
Principal as percentage of unqualified bondholders' claims															100.00%	100.00%
Subscription Warrants | PTIF
General Information Disclosures [Line Items]
Warrants issued | shares															9,155	9,155
New I Common Shares | PTIF
General Information Disclosures [Line Items]
Number of shares issued | shares															119,017				119,017
New I Common Shares | Subscription Warrants | PTIF
General Information Disclosures [Line Items]
Warrants issued | shares														135,081,089	135,081,089	135,081,089
Maximum | Insurance Claims | Unqualified Bonds
General Information Disclosures [Line Items]
Policyholders' benefits | $																$ 500,000,000
Principal repayment cap | $																250,000,000
Maximum | Insurance Claims | Unqualified Bonds | Bond Holders
General Information Disclosures [Line Items]
Policyholders' benefits | $																750,000
Maximum | New I Common Shares | PTIF
General Information Disclosures [Line Items]
Number of shares issued | shares															1,756,054,163				1,756,054,163
Share price | R$ / shares															R$ 7
Proceeds from issuance of shares															R$ 12,292,379,141
Minimum | Bond Holders
General Information Disclosures [Line Items]
Threshold for offer | $																$ 750,000
Minimum | New I Common Shares | PTIF
General Information Disclosures [Line Items]
Share price | R$ / shares															R$ 6.70
Proceeds from issuance of shares															R$ 11,756,562,892.10
RJ Debtors | Maximum
General Information Disclosures [Line Items]
Net debt-to-EBITDA ratio															2.00%	2.00%
Notes Payable | PTIF
General Information Disclosures [Line Items]
Notes face value | $																			$ 1,000
Maturity term															7 years	7 years
Principal repayments period															84 months	84 months
Interest payment description															10% per year, paid semiannually; or During the first three (3) years as from the plan’s ratification, 12% interest paid semiannually, of which 8% of the annual interest paid is in cash semiannually and 4% compounded semiannually and paid in the 36thmonth after the issue date of the New Notes, and beginning in the 4th year when annual 10% interest in being charged, paid semiannually.	10% per year, paid semiannually; or During the first three (3) years as from the plan’s ratification, 12% interest paid semiannually, of which 8% of the annual interest paid is in cash semiannually and 4% compounded semiannually and paid in the 36thmonth after the issue date of the New Notes, and beginning in the 4th year when annual 10% interest in being charged, paid semiannually.
Notes Payable | Maximum | PTIF
General Information Disclosures [Line Items]
Note par value															R$ 6,300,000,000				$ 1,918,100,167
General Payment Method
General Information Disclosures [Line Items]
Grace period for principal															20 years	20 years
Principal as percentage of unqualified bondholders' claims															15.00%	15.00%
Number of annual repayment installments | Installment															5	5
Maximum claims payment amount															R$ 150,000,000
Maximum number of business days for claims payment															20 days	20 days
Percentage of discount for claims															10.00%	10.00%
Claims payment description															If these suppliers have claims in excess of R$150,000, they shall receive the outstanding amount minus a 10% discount in four (4) equal annual, successive installments, plus (i) TR + 0.5% in the case of real-denominated claims and (ii) 0.5% per year in the case of US dollar- or euro-denominated claims.	If these suppliers have claims in excess of R$150,000, they shall receive the outstanding amount minus a 10% discount in four (4) equal annual, successive installments, plus (i) TR + 0.5% in the case of real-denominated claims and (ii) 0.5% per year in the case of US dollar- or euro-denominated claims.
General Payment Method | Maximum
General Information Disclosures [Line Items]
Payment amount															R$ 70,000,000,000
Judicial Reorganization Plan | New I Common Shares
General Information Disclosures [Line Items]
Percentage of stake held															72.12%				72.12%
Judicial Reorganization Plan | New II Common Shares
General Information Disclosures [Line Items]
Common stock, value, outstanding																				R$ 3,000,000,000